Balance Sheet Accounts (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Balance Sheet Related Disclosures [Abstract]
Deferred revenue	$ 385	$ 851
Professional fees	1,012	307
Other accrued expenses	611	490
Total other current liabilities	$ 2,008	$ 1,648